Income Taxes (Tables)	12 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Expense (Benefit)
A reconciliation of income tax expense (benefit) at the statutory corporate income tax rate to the income tax expense (benefit) at the Company’s effective income tax rates is as follows (in thousands):

	September 30,
	2018	2017	2016
Net loss before taxes	$(52,031)	$(23,380)	(14,327)
U.K. statutory tax rate	19.0%	19.5%	20%
Income tax benefit at U.K. statutory tax rate	(9,886)	(4,559)	(2,865)
Tax incentives / credits	(7,296)	(3,702)	(1,837)
Non-deductible expenses	1,553	609	694
Adjustments in respect of prior years	(13)	13	57
Operating losses	7,317	3,754	2,168
Tax on property, plant, equipment and intangibles	233	113	—
Other, net	812	119	6
Total income tax benefit	$(7,280)	$(3,653)	$(1,777)
Effective rate of income tax	14.0%	15.6%	12.4%

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities consisted of the following at September 30, 2018 and 2017 (in thousands):

	September 30,
	2018	2017
Deferred tax assets:
Other differences	$1,785	$11
Tax losses	6,515	3,878
Fixed assets	10,233	1,098
Total deferred tax assets	18,533	4,987
Valuation allowances	(18,533)	(4,987)
Net deferred tax asset (liability)	$—	$—